UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN GLOBAL RISK

ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Risk Allocation Fund

Portfolio of Investments

August 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 37.1%
Canada - 6.5%
Canadian Government Bond
3.00%, 12/01/36	CAD	4,166	$5,540,093
4.25%, 12/01/21		19,658	24,251,876

			29,791,969

France - 5.0%
France Government Bond OAT
Series OATI
2.10%, 7/25/23	EUR	15,265	22,862,096

Germany - 7.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 4/15/20		21,976	32,573,391

Italy - 1.4%
Italy Buoni Poliennali Del Tesoro
2.10%, 9/15/21		5,099	6,381,148

Japan - 3.8%
Japanese Government CPI Linked Bond
Series 4
0.50%, 6/10/15	JPY	1,616,739	17,097,728

Sweden - 1.3%
Sweden Government Bond
Series 3108
0.25%, 6/01/22	SEK	40,485	5,893,137

Turkey - 2.8%
Turkey Government Bond
3.00%, 2/23/22	TRY	14,389	6,634,457
4.50%, 2/11/15		12,030	6,012,766

			12,647,223

United States - 9.1%
U.S. Treasury Inflation Index
0.125%, 7/15/22 (TIPS) (a)	U.S.$	18,602	17,938,153
0.125%, 1/15/23 (TIPS)		10,796	10,289,662
0.625%, 7/15/21 (TIPS) (a)		6,372	6,500,106
1.125%, 1/15/21 (TIPS)		6,143	6,493,541

			41,221,462

Total Inflation-Linked Securities (cost $173,867,795)			168,468,154

GOVERNMENTS - TREASURIES - 13.8%
Australia - 4.5%
Australia Government Bond
Series 124
5.75%, 5/15/21	AUD	20,085	20,334,701

New Zealand - 4.5%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	23,880	20,391,258

	Principal Amount (000)		U.S. $ Value
Norway - 4.8%
Norway Government Bond
Series 474
3.75%, 5/25/21	NOK	125,510	21,831,072

Total Governments - Treasuries (cost $72,885,179)			62,557,031

	Shares
COMMON STOCKS - 12.4%
Financials - 2.5%
Capital Markets - 0.3%
Bank of New York Mellon Corp. (The)		3,600	107,064
BlackRock, Inc.-Class A		500	130,160
Charles Schwab Corp. (The)		4,900	102,312
Daiwa Securities Group, Inc.		5,000	39,999
Deutsche Bank AG (REG)		1,890	82,046
Franklin Resources, Inc.		2,100	96,936
Goldman Sachs Group, Inc. (The)		900	136,917
Macquarie Group Ltd.		1,080	41,856
Morgan Stanley		4,800	123,648
Nomura Holdings, Inc.		7,200	49,643
State Street Corp.		2,100	140,112
UBS AG (b)		12,140	234,564

			1,285,257

Commercial Banks - 1.0%
Australia & New Zealand Banking Group Ltd.		5,280	138,621
Banco Bilbao Vizcaya Argentaria SA		10,600	101,299
Banco Espirito Santo SA (b)		3,960	4,160
Banco Santander SA		19,400	137,085
Bank Leumi Le-Israel BM (b)		5,800	18,979
Bank of Ireland (b)		54,590	15,931
Bank of Montreal		1,300	81,594
Bank of Nova Scotia		2,200	122,187
Bank of Yokohama Ltd. (The)		5,000	26,144
Barclays PLC		30,630	134,178
BB&T Corp.		2,800	95,088
BNP Paribas SA		1,900	119,124
BOC Hong Kong Holdings Ltd.		7,500	23,585
CaixaBank		8,480	31,501
Canadian Imperial Bank of Commerce		800	62,478
Chiba Bank Ltd. (The)		4,000	27,255
Commonwealth Bank of Australia		3,140	202,574
Credit Agricole SA (b)		7,190	72,638
Danske Bank A/S (b)		1,460	29,171
DBS Group Holdings Ltd.		4,000	49,406
DnB ASA		2,350	36,430
Erste Group Bank AG		430	13,798
Hang Seng Bank Ltd.		1,500	23,277
HSBC Holdings PLC		35,770	374,510
Intesa Sanpaolo SpA		20,450	40,054
KBC Groep NV		510	22,397
Lloyds Banking Group PLC (b)		177,660	199,836
Mitsubishi UFJ Financial Group, Inc.		25,100	146,278

Company	Shares	U.S. $ Value
Mizuho Financial Group, Inc.	45,000	91,210
National Australia Bank Ltd.	4,410	126,661
Natixis	9,720	41,864
Nordea Bank AB	5,190	60,342
Oversea-Chinese Banking Corp., Ltd.	5,000	38,657
PNC Financial Services Group, Inc. (The)	1,500	108,405
Raiffeisen Bank International AG	230	7,891
Resona Holdings, Inc.	5,000	23,725
Royal Bank of Canada	2,800	172,524
Royal Bank of Scotland Group PLC (b)	22,530	116,391
Shizuoka Bank Ltd. (The)	2,000	21,109
Skandinaviska Enskilda Banken AB	3,110	31,907
Societe Generale SA	1,710	74,887
Standard Chartered PLC	5,030	112,404
Sumitomo Mitsui Financial Group, Inc.	2,600	114,285
Sumitomo Mitsui Trust Holdings, Inc.	8,000	34,549
Svenska Handelsbanken AB	970	41,609
Swedbank AB-Class A	1,620	36,641
Toronto-Dominion Bank (The)	1,800	153,153
UniCredit SpA	7,980	45,070
United Overseas Bank Ltd.	3,000	46,647
US Bancorp	3,700	133,681
Wells Fargo & Co.	10,100	414,908
Westpac Banking Corp.	6,020	167,114

		4,565,212

Consumer Finance - 0.1%
American Express Co.	2,000	143,820
Capital One Financial Corp.	1,500	96,825
Discover Financial Services	2,200	103,950

		344,595

Diversified Financial Services - 0.3%
Bank of America Corp.	21,200	299,344
Citigroup, Inc.	5,800	280,314
CME Group, Inc./IL-Class A	1,500	106,665
Exor SpA	1,050	35,777
Groupe Bruxelles Lambert SA	250	19,930
Hong Kong Exchanges and Clearing Ltd.	2,000	30,575
ING Groep NV (b)	7,540	82,093
Investment AB Kinnevik-Class B	650	20,292
Investor AB-Class B	1,180	34,004
JPMorgan Chase & Co.	7,600	384,028
McGraw Hill Financial, Inc.	800	46,696
ORIX Corp.	2,100	28,615

		1,368,333

Insurance - 0.6%
ACE Ltd.	1,100	96,492
Aegon NV	5,200	37,014
Aflac, Inc.	1,800	104,022
Ageas	300	11,797
AIA Group Ltd.	24,000	104,740
Allianz SE	900	128,940
Allstate Corp. (The)	2,100	100,632
American International Group, Inc. (b)	2,400	111,504
AMP Ltd.	13,880	58,226
Aon PLC	1,700	112,846

Company	Shares	U.S. $ Value
Assicurazioni Generali SpA	2,300	43,994
Berkshire Hathaway, Inc.-Class B (b)	1,800	200,196
Chubb Corp. (The)	1,100	91,487
CNP Assurances	2,547	45,052
Great-West Lifeco, Inc.	2,300	64,963
Manulife Financial Corp.	4,200	68,864
Mapfre SA	11,150	37,553
Marsh & McLennan Cos., Inc.	2,600	107,198
MetLife, Inc.	2,600	120,094
MS&AD Insurance Group Holdings	1,200	30,063
Muenchener Rueckversicherungs AG	520	94,754
NKSJ Holdings, Inc.	1,000	24,269
Power Financial Corp.	2,100	63,201
Prudential Financial, Inc.	1,500	112,320
Prudential PLC	8,680	145,182
QBE Insurance Group Ltd.	4,590	61,837
Sampo	830	34,549
Sony Financial Holdings, Inc.	1,272	20,600
Sun Life Financial, Inc.	1,700	51,825
Suncorp Group Ltd.	6,670	72,859
T&D Holdings, Inc.	2,050	24,699
Tokio Marine Holdings, Inc.	1,400	42,818
Travelers Cos., Inc. (The)	1,300	103,870
Vienna Insurance Group AG Wiener Versicherung Gruppe	110	5,591
Zurich Insurance Group AG (b)	500	124,342

		2,658,393

Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,200	83,388
Equity Residential	1,700	88,213
General Growth Properties, Inc.	4,500	86,310
HCP, Inc.	2,000	81,460
Japan Real Estate Investment Corp.	2	21,209
Keppel REIT	240	225
Link REIT (The)	4,500	20,617
Nippon Building Fund, Inc.	2	21,705
Public Storage	700	106,869
Simon Property Group, Inc.	600	87,378
Unibail-Rodamco SE	260	58,378
Ventas, Inc.	1,400	87,164
Westfield Group	6,080	59,800

		802,716

Real Estate Management & Development - 0.1%
Brookfield Asset Management, Inc.-Class A	1,500	51,880
CapitaLand Ltd.	7,000	16,670
CapitaMalls Asia Ltd.	6,000	8,419
Cheung Kong Holdings Ltd.	3,000	42,758
City Developments Ltd.	2,000	15,590
Daito Trust Construction Co., Ltd.	200	18,255
Daiwa House Industry Co., Ltd.	2,000	35,735
Global Logistic Properties Ltd.	9,000	18,960
Hang Lung Properties Ltd.	7,000	21,802
Henderson Land Development Co., Ltd.	3,300	19,279
Mitsubishi Estate Co., Ltd.	2,000	51,668
Mitsui Fudosan Co., Ltd.	2,000	62,611
New World Development Co., Ltd.	14,000	19,533
Sino Land Co., Ltd.	12,000	16,002

Company	Shares	U.S. $ Value
Sumitomo Realty & Development Co., Ltd.	1,000	43,705
Sun Hung Kai Properties Ltd.	3,000	38,801
Swire Pacific Ltd.-Class A	2,000	22,869
Swire Properties Ltd.	4,000	11,166
Wharf Holdings Ltd.	3,000	24,475

		540,178

		11,564,684

Consumer Discretionary - 1.5%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	800	30,537
Bridgestone Corp.	1,300	42,430
Cie Generale des Etablissements Michelin-Class B	660	63,172
Continental AG	370	55,842
Denso Corp.	1,000	45,427
Johnson Controls, Inc.	3,400	137,802
Magna International, Inc. (Toronto)-Class A	900	69,177
Nokian Renkaat OYJ	310	14,465
Toyota Industries Corp.	800	32,187

		491,039

Automobiles - 0.3%
Bayerische Motoren Werke AG	1,080	101,794
Daihatsu Motor Co., Ltd.	1,000	18,665
Daimler AG	1,790	122,826
Ford Motor Co.	8,600	139,234
Fuji Heavy Industries Ltd.	1,000	24,074
General Motors Co. (b)	3,600	122,688
Honda Motor Co., Ltd.	3,200	114,737
Isuzu Motors Ltd.	4,000	24,214
Mazda Motor Corp. (b)	4,000	15,924
Mitsubishi Motors Corp. (b)	1,800	18,770
Nissan Motor Co., Ltd.	4,900	48,473
Suzuki Motor Corp.	1,000	21,349
Tesla Motors, Inc. (b)	168	28,392
Toyota Motor Corp.	5,400	324,818
Volkswagen AG	490	108,896
Volkswagen AG (Preference Shares)	250	56,862

		1,291,716

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	2,300	83,007
Compass Group PLC	10,950	145,314
Crown Ltd.	3,390	43,868
Galaxy Entertainment Group Ltd. (b)	7,000	42,501
Genting Singapore PLC	19,000	19,521
Las Vegas Sands Corp.	1,900	107,065
McDonald’s Corp.	2,000	188,720
OPAP SA	430	4,253
Oriental Land Co., Ltd./Japan	200	32,205
Sands China Ltd.	6,000	34,347
SKYCITY Entertainment Group Ltd.	1,230	3,692
Starbucks Corp.	1,800	126,936
Wynn Macau Ltd.	8,000	24,163

Company	Shares	U.S. $ Value
Yum! Brands, Inc.	1,300	91,026

		946,618

Household Durables - 0.0%
Electrolux AB-Class B	780	20,625
Panasonic Corp. (b)	4,300	38,740
Sekisui Chemical Co., Ltd.	1,000	9,148
Sekisui House Ltd.	2,000	24,048
Sony Corp.	2,000	39,806

		132,367

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (b)	700	196,686
priceline.com, Inc. (b)	100	93,853
Rakuten, Inc.	2,299	28,168

		318,707

Leisure Equipment & Products - 0.0%
Nikon Corp.	900	15,122
Sega Sammy Holdings, Inc.	1,100	26,181
Shimano, Inc.	300	24,821

		66,124

Media - 0.4%
British Sky Broadcasting Group PLC	8,000	104,024
CBS Corp.-Class B	2,600	132,860
Comcast Corp.-Class A	4,200	176,778
Comcast Corp.-Special Class A	2,500	101,850
Dentsu, Inc.	900	29,865
DIRECTV (b)	1,700	98,906
DISH Network Corp.-Class A	1,200	53,952
Liberty Global PLC-Class A (b)	1,400	108,752
News Corp.-Class A (b)	875	13,738
Pearson PLC	3,510	69,130
Reed Elsevier NV	2,210	39,899
Singapore Press Holdings Ltd.	3,000	9,233
Sirius XM Radio, Inc.	20,100	71,958
Thomson Reuters Corp.	1,800	58,992
Time Warner Cable, Inc.-Class A	900	96,615
Time Warner, Inc.	2,000	121,060
Twenty-First Century Fox, Inc.-Class A	3,500	109,655
Twenty-First Century Fox, Inc.-Class B	3,500	109,865
Viacom, Inc.-Class B	1,600	127,296
Walt Disney Co. (The)	3,300	200,739
WPP PLC	4,410	81,698

		1,916,865

Multiline Retail - 0.1%
Dollar General Corp. (b)	1,900	102,543
Macy’s, Inc.	2,200	97,746
Target Corp.	1,400	88,634

		288,923

Specialty Retail - 0.1%
Fast Retailing Co., Ltd.	100	32,195
Gap, Inc. (The)	2,400	97,056

Company	Shares	U.S. $ Value
Hennes & Mauritz AB-Class B	1,870	68,620
Home Depot, Inc. (The)	3,000	223,470
Inditex SA	430	56,853
Lowe’s Cos., Inc.	2,700	123,714
TJX Cos., Inc.	2,100	110,712

		712,620

Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	400	68,538
Cie Financiere Richemont SA (SWX Europe)	1,920	182,264
Coach, Inc.	1,600	84,496
Kering	330	74,567
Li & Fung Ltd.	8,000	11,743
Luxottica Group SpA	770	40,113
LVMH Moet Hennessy Louis Vuitton SA	500	87,601
Michael Kors Holdings Ltd. (b)	390	28,895
NIKE, Inc.-Class B	1,800	113,076
VF Corp.	500	93,605

		784,898

		6,949,877

Information Technology - 1.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	10,700	249,417
Motorola Solutions, Inc.	1,700	95,217
Nokia Oyj (b)	7,380	28,633
QUALCOMM, Inc.	3,400	225,352
Telefonaktiebolaget LM Ericsson-Class B	5,930	69,742

		668,361

Computers & Peripherals - 0.3%
Apple, Inc.	1,900	925,395
Dell, Inc.	9,100	125,307
EMC Corp./MA	4,100	105,698
Hewlett-Packard Co.	6,100	136,274

		1,292,674

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	6,500	91,260
Fujifilm Holdings Corp.	1,300	28,206
Hexagon AB-Class B	590	16,927
Hitachi Ltd.	9,000	53,839
Hoya Corp.	1,100	23,321
Keyence Corp.	100	32,853
Kyocera Corp.	300	30,553
Murata Manufacturing Co., Ltd.	400	27,276
TDK Corp.	500	17,987
TE Connectivity Ltd.	2,400	117,600

		439,822

Internet Software & Services - 0.2%
Dena Co., Ltd.	318	6,216
eBay, Inc. (b)	2,300	114,977
Facebook, Inc.-Class A (b)	3,750	154,800
Google, Inc.-Class A (b)	500	423,450
LinkedIn Corp.-Class A (b)	500	120,020

Company	Shares	U.S. $ Value
Yahoo! Japan Corp.	58	28,571
Yahoo!, Inc. (b)	5,600	151,872

		999,906

IT Services - 0.3%
Accenture PLC-Class A	1,300	93,925
Amadeus IT Holding SA-Class A	1,260	40,692
Automatic Data Processing, Inc.	1,500	106,740
CGI Group, Inc.-Class A (b)	1,000	33,182
Cognizant Technology Solutions Corp.-Class A (b)	1,300	95,290
Fujitsu Ltd.	6,000	22,030
International Business Machines Corp.	2,200	400,994
Mastercard, Inc.-Class A	200	121,216
NTT Data Corp.	7	24,926
Visa, Inc.-Class A	1,000	174,420

		1,113,415

Office Electronics - 0.0%
Canon, Inc.	2,200	65,799
Ricoh Co., Ltd.	2,000	21,522

		87,321

Semiconductors & Semiconductor Equipment - 0.1%
ARM Holdings PLC	4,860	65,750
ASM Pacific Technology Ltd.	1,000	10,281
ASML Holding NV	639	55,754
Broadcom Corp.-Class A	2,600	65,676
Infineon Technologies AG	6,350	57,514
Intel Corp.	9,900	217,602
Texas Instruments, Inc.	3,100	118,420
Tokyo Electron Ltd.	500	20,697

		611,694

Software - 0.3%
Adobe Systems, Inc. (b)	2,800	128,100
Dassault Systemes SA	540	69,002
Intuit, Inc.	1,500	95,295
Microsoft Corp.	15,100	504,340
Nexon Co., Ltd.	1,700	18,497
Nintendo Co., Ltd.	200	22,615
Oracle Corp.	8,000	254,880
Oracle Corp. Japan	500	20,345
Salesforce.com, Inc. (b)	2,400	117,912
SAP AG	1,810	133,684
VMware, Inc.-Class A (b)	1,000	84,150

		1,448,820

		6,662,013

Health Care - 1.4%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (b)	800	86,208
Amgen, Inc.	1,600	174,304
Biogen Idec, Inc. (b)	600	127,812
Celgene Corp. (b)	1,100	153,978
CSL Ltd.	1,350	81,695

Company	Shares	U.S. $ Value
Elan Corp. PLC (b)	990	15,026
Gilead Sciences, Inc. (b)	3,000	180,810
Novozymes A/S-Class B	520	18,933
Regeneron Pharmaceuticals, Inc. (b)	500	121,155

		959,921

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	3,200	106,656
Baxter International, Inc.	1,400	97,384
Becton Dickinson and Co.	1,200	116,856
Coloplast A/S-Class B	350	18,992
Covidien PLC	1,500	89,100
Essilor International SA	390	42,114
Getinge AB-Class B	730	25,122
Intuitive Surgical, Inc. (b)	200	77,304
Medtronic, Inc.	2,100	108,675
Stryker Corp.	1,700	113,713
Terumo Corp.	500	23,849

		819,765

Health Care Providers & Services - 0.2%
CIGNA Corp.	800	62,952
Express Scripts Holding Co. (b)	1,600	102,208
Fresenius Medical Care AG & Co. KGaA	1,140	74,058
Fresenius SE & Co. KGaA	224	26,958
McKesson Corp.	1,000	121,410
UnitedHealth Group, Inc.	2,100	150,654
WellPoint, Inc.	1,400	119,196

		657,436

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.	1,500	133,245

Pharmaceuticals - 0.8%
AbbVie, Inc.	3,200	136,352
Allergan, Inc./United States	900	79,542
Astellas Pharma, Inc.	900	45,790
AstraZeneca PLC	2,560	126,048
Bayer AG	1,630	181,167
Bristol-Myers Squibb Co.	3,400	141,746
Chugai Pharmaceutical Co., Ltd.	1,100	22,482
Daiichi Sankyo Co., Ltd.	1,400	23,950
Eisai Co., Ltd.	500	20,297
Eli Lilly & Co.	2,100	107,940
GlaxoSmithKline PLC	9,880	251,975
Johnson & Johnson	5,400	466,614
Merck & Co., Inc.	6,100	288,469
Mitsubishi Tanabe Pharma Corp.	2,000	27,153
Novartis AG	4,530	330,009
Novo Nordisk A/S-Class B	800	133,756
Ono Pharmaceutical Co., Ltd.	200	12,004
Orion Oyj-Class B	500	11,561
Otsuka Holdings Co., Ltd.	700	21,627
Pfizer, Inc.	15,000	423,150
Roche Holding AG	1,380	343,986
Sanofi	2,340	224,257
Shionogi & Co., Ltd.	700	13,594
Shire PLC	2,000	73,568

Company	Shares	U.S. $ Value
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,962
Takeda Pharmaceutical Co., Ltd.	1,600	72,407
Teva Pharmaceutical Industries Ltd.	1,860	71,101
UCB SA	210	12,215
Valeant Pharmaceuticals International, Inc. (b)	900	88,522
Zoetis, Inc.	970	28,275

		3,799,519

		6,369,886

Industrials - 1.4%
Aerospace & Defense - 0.3%
BAE Systems PLC	13,330	89,866
Boeing Co. (The)	1,400	145,488
European Aeronautic Defence and Space Co. NV	1,650	95,011
General Dynamics Corp.	1,300	108,225
Honeywell International, Inc.	1,500	119,355
Lockheed Martin Corp.	1,000	122,420
Northrop Grumman Corp.	1,300	119,951
Precision Castparts Corp.	500	105,620
Raytheon Co.	1,600	120,656
Rolls-Royce Holdings PLC (b)	8,550	147,468
Safran SA	1,300	72,147
Singapore Technologies Engineering Ltd.	7,000	21,683
United Technologies Corp.	1,700	170,170

		1,438,060

Air Freight & Logistics - 0.1%
Deutsche Post AG	3,970	114,755
FedEx Corp.	1,000	107,360
United Parcel Service, Inc.-Class B	1,400	119,812
Yamato Holdings Co., Ltd.	1,400	29,956

		371,883

Airlines - 0.0%
ANA Holdings, Inc.	11,000	22,335
Japan Airlines Co., Ltd.	500	26,451
Singapore Airlines Ltd.	2,000	15,247

		64,033

Building Products - 0.1%
Asahi Glass Co., Ltd.	3,000	17,452
Assa Abloy AB-Class B	800	34,016
Cie de St-Gobain	1,630	76,021
Daikin Industries Ltd.	900	43,090
LIXIL Group Corp.	1,000	20,116

		190,695

Commercial Services & Supplies - 0.1%
Brambles Ltd.	9,010	70,217
Secom Co., Ltd.	400	22,811
Waste Management, Inc.	2,700	109,188

		202,216

Construction & Engineering - 0.0%
JGC Corp.	1,000	34,057

Company	Shares	U.S. $ Value
Vinci SA	1,260	65,012

		99,069

Electrical Equipment - 0.1%
ABB Ltd. (REG) (b)	8,240	176,236
Eaton Corp. PLC	1,900	120,308
Emerson Electric Co.	1,800	108,666
Mitsubishi Electric Corp.	4,000	39,545
Nidec Corp.	300	22,408
Osram Licht AG (b)	162	6,485
Schneider Electric SA	1,030	78,776
Sumitomo Electric Industries Ltd.	2,100	28,054

		580,478

Industrial Conglomerates - 0.2%
3M Co.	1,300	147,654
Danaher Corp.	1,600	104,832
General Electric Co.	21,200	490,568
Hutchison Whampoa Ltd.	4,000	46,288
Keppel Corp., Ltd.	3,000	23,704
Koninklijke Philips NV	2,050	63,390
Siemens AG	1,620	171,584
Toshiba Corp.	8,000	31,526

		1,079,546

Machinery - 0.2%
Alfa Laval AB	920	19,868
Andritz AG	140	7,707
Atlas Copco AB-Class A	1,320	35,628
Atlas Copco AB-Class B	1,220	29,927
Caterpillar, Inc.	1,300	107,302
Cummins, Inc.	1,000	123,200
Deere & Co.	1,000	83,640
FANUC Corp.	400	60,704
Fiat Industrial SpA	3,460	41,384
Illinois Tool Works, Inc.	1,500	107,205
Komatsu Ltd.	1,800	39,094
Kone Oyj-Class B	310	25,306
Kubota Corp.	2,000	27,037
Makita Corp.	500	26,259
Mitsubishi Heavy Industries Ltd.	6,000	32,731
PACCAR, Inc.	1,000	53,610
Sandvik AB	1,980	26,461
Scania AB-Class B	670	13,376
SembCorp Marine Ltd.	3,000	9,801
SKF AB-Class B	1,160	30,701
SMC Corp./Japan	100	20,830
Volvo AB-Class B	2,740	39,443
Wartsila Oyj Abp	570	26,539

		987,753

Marine - 0.0%
AP Moeller-Maersk A/S (Line of A Shares)-Class A	10	80,644

Professional Services - 0.0%
Experian PLC	6,990	122,390

Company	Shares	U.S. $ Value
Road & Rail - 0.2%
Canadian National Railway Co.	900	84,403
Canadian Pacific Railway Ltd.	600	70,561
Central Japan Railway Co.	284	32,334
CSX Corp.	4,200	103,362
East Japan Railway Co.	700	53,537
Hankyu Hanshin Holdings, Inc.	4,000	21,532
Kintetsu Corp.	6,000	22,213
MTR Corp., Ltd.	6,000	22,674
Norfolk Southern Corp.	1,300	93,808
Odakyu Electric Railway Co., Ltd.	2,000	18,199
Tobu Railway Co., Ltd.	4,000	20,076
Tokyu Corp.	4,000	25,586
Union Pacific Corp.	900	138,186
West Japan Railway Co.	518	21,324

		727,795

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	3,000	33,772
Marubeni Corp.	3,000	21,668
Mitsubishi Corp.	2,800	52,091
Mitsui & Co., Ltd.	3,400	47,018
Sumitomo Corp.	2,200	27,715
Toyota Tsusho Corp.	1,000	22,853
WW Grainger, Inc.	300	74,205

		279,322

Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA	2,380	42,024
Auckland International Airport Ltd.	1,830	4,348
Hutchison Port Holdings Trust	12,000	8,860
Koninklijke Vopak NV	420	23,560
Transurban Group	5,210	31,214

		110,006

		6,333,890

Consumer Staples - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev NV	1,580	147,352
Asahi Group Holdings Ltd.	900	22,267
Carlsberg A/S-Class B	210	20,354
Coca-Cola Amatil Ltd.	2,360	25,692
Coca-Cola Co. (The)	8,000	305,440
Coca-Cola HBC AG (b)	400	11,065
Diageo PLC	4,930	151,087
Heineken Holding NV	750	45,276
Heineken NV	610	41,896
Kirin Holdings Co., Ltd.	2,000	27,344
PepsiCo, Inc.	3,100	247,163
Pernod-Ricard SA	510	59,164
SABMiller PLC	2,820	134,413

		1,238,513

Food & Staples Retailing - 0.3%
Aeon Co., Ltd.	2,000	27,251
Carrefour SA	1,310	41,016
Colruyt SA	330	18,268
Costco Wholesale Corp.	900	100,683

Company	Shares	U.S. $ Value
CVS Caremark Corp.	2,600	150,930
Jeronimo Martins SGPS SA	620	12,045
Lawson, Inc.	300	22,530
Loblaw Cos. Ltd.	1,500	64,042
Seven & I Holdings Co., Ltd.	1,500	51,354
Sysco Corp.	2,800	89,656
Tesco PLC	20,310	115,421
Wal-Mart Stores, Inc.	3,700	270,026
Walgreen Co.	2,500	120,175
Wesfarmers Ltd.	1,980	71,403
Whole Foods Market, Inc.	1,200	63,300
Woolworths Ltd.	2,420	76,657

		1,294,757

Food Products - 0.3%
Ajinomoto Co., Inc.	1,000	12,789
Archer-Daniels-Midland Co.	3,100	109,151
Danone SA	1,140	84,885
General Mills, Inc.	2,200	108,504
Kellogg Co.	1,700	103,207
Kerry Group PLC-Class A	300	18,925
Kraft Foods Group, Inc.	1,900	98,363
Mondelez International, Inc.-Class A	3,300	101,211
Nestle SA	6,500	425,387
Orkla ASA	1,830	13,190
Saputo, Inc.	600	26,636
Unilever NV	3,210	120,778
Unilever PLC	3,190	121,634
Wilmar International Ltd.	7,000	17,251
Yakult Honsha Co., Ltd.	500	21,101

		1,383,012

Household Products - 0.2%
Colgate-Palmolive Co.	1,800	103,986
Kimberly-Clark Corp.	1,000	93,480
Procter & Gamble Co. (The)	5,400	420,606
Reckitt Benckiser Group PLC	2,040	138,637
Svenska Cellulosa AB-Class B	1,450	35,411
Unicharm Corp.	400	20,675

		812,795

Personal Products - 0.1%
Beiersdorf AG	960	82,712
Estee Lauder Cos., Inc. (The)-Class A	1,400	91,504
Kao Corp.	1,000	29,105
L’Oreal SA	480	80,137
Shiseido Co., Ltd.	800	12,644

		296,102

Tobacco - 0.2%
Altria Group, Inc.	4,000	135,520
British American Tobacco PLC	3,850	194,674
Japan Tobacco, Inc.	2,199	74,271
Philip Morris International, Inc.	3,400	283,696
Reynolds American, Inc.	2,100	100,023

Company	Shares	U.S. $ Value
Swedish Match AB	320	11,169

		799,353

		5,824,532

Energy - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	1,900	88,331
Fugro NV	280	17,205
Halliburton Co.	2,500	120,000
National Oilwell Varco, Inc.	1,100	81,730
Schlumberger Ltd.	2,600	210,444
Seadrill Ltd.	750	34,499
Subsea 7 SA	740	15,164
Technip SA	280	32,552
Tenaris SA	1,780	39,430
Transocean Ltd.	2,830	128,336

		767,691

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	1,200	109,704
Apache Corp.	1,000	85,680
BG Group PLC	6,690	127,298
BP PLC	37,480	259,167
Canadian Natural Resources Ltd.	2,200	67,130
Cenovus Energy, Inc.	1,500	42,979
Chevron Corp.	4,000	481,720
ConocoPhillips	2,400	159,120
Crescent Point Energy Corp.	1,200	43,771
Devon Energy Corp.	1,500	85,635
Enbridge, Inc.	1,500	61,507
EnCana Corp.	2,300	39,283
ENI SpA	5,010	114,117
EOG Resources, Inc.	800	125,640
Exxon Mobil Corp.	9,400	819,304
Galp Energia SGPS SA	460	7,742
Hess Corp.	1,500	112,275
Husky Energy, Inc.	1,800	50,891
Imperial Oil Ltd.	1,100	45,930
Inpex Corp.	4	18,037
JX Holdings, Inc.	4,000	21,017
Kinder Morgan, Inc./DE	2,500	94,825
Lundin Petroleum AB (b)	550	11,802
Marathon Oil Corp.	2,900	99,847
Marathon Petroleum Corp.	1,600	116,016
Occidental Petroleum Corp.	1,600	141,136
OMV AG	290	13,384
Origin Energy Ltd.	3,970	46,543
Pembina Pipeline Corp.	1,500	46,539
Phillips 66	1,900	108,490
Repsol SA	1,610	37,361
Royal Dutch Shell PLC-Class A	7,280	235,450
Royal Dutch Shell PLC-Class B	5,210	175,358
Spectra Energy Corp.	3,000	99,330
Statoil ASA	2,200	48,266
Suncor Energy, Inc. (Toronto)	3,100	104,481
Talisman Energy, Inc.	4,000	42,723
TonenGeneral Sekiyu KK	2,000	18,123
Total SA	4,190	232,025
TransCanada Corp.	1,400	61,022

Company	Shares	U.S. $ Value
Tullow Oil PLC	2,830	44,197
Valero Energy Corp.	1,400	49,742
Williams Cos., Inc. (The)	2,500	90,600
Woodside Petroleum Ltd.	1,870	63,287

		4,858,494

		5,626,185

Materials - 0.7%
Chemicals - 0.4%
Agrium, Inc. (Toronto)	500	42,770
Air Liquide SA	620	81,517
Air Products & Chemicals, Inc.	600	61,284
Akzo Nobel NV	580	34,124
Asahi Kasei Corp.	4,000	29,273
BASF SE	1,810	158,316
Dow Chemical Co. (The)	3,000	112,200
Ecolab, Inc.	1,300	118,755
EI du Pont de Nemours & Co.	1,800	101,916
Israel Chemicals Ltd.	1,120	7,752
Kuraray Co., Ltd.	2,000	22,068
Linde AG	490	94,175
LyondellBasell Industries NV-Class A	1,600	112,240
Mitsubishi Chemical Holdings Corp.	5,500	25,754
Monsanto Co.	1,100	107,679
Mosaic Co. (The)	1,600	66,640
Nitto Denko Corp.	500	26,443
Potash Corp. of Saskatchewan, Inc.	1,700	50,275
PPG Industries, Inc.	800	124,968
Praxair, Inc.	800	93,920
Shin-Etsu Chemical Co., Ltd.	800	47,874
Solvay SA	150	20,902
Sumitomo Chemical Co., Ltd.	8,000	28,847
Syngenta AG	350	137,058
Toray Industries, Inc.	4,000	24,438
Umicore SA	180	8,335
Yara International ASA	540	21,345

		1,760,868

Construction Materials - 0.0%
CRH PLC	1,420	30,017
Fletcher Building Ltd.	1,350	9,116
Lafarge SA	630	38,434

		77,567

Containers & Packaging - 0.0%
Amcor Ltd./Australia	3,680	34,046

Metals & Mining - 0.3%
Anglo American PLC	3,930	90,157
Antofagasta PLC	4,360	57,774
ArcelorMittal (Euronext Amsterdam)	2,410	30,833
Barrick Gold Corp.	2,000	38,185
BHP Billiton Ltd.	6,350	200,811
BHP Billiton PLC	4,160	120,995
Boliden AB	90	1,313
Fortescue Metals Group Ltd.	13,680	52,032
Freeport-McMoRan Copper & Gold, Inc.	2,100	63,462
Glencore Xstrata PLC (b)	23,036	109,022

Company	Shares	U.S. $ Value
Goldcorp, Inc.	1,600	47,242
JFE Holdings, Inc.	1,600	35,095
Kinross Gold Corp.	5,100	28,132
Newcrest Mining Ltd.	2,330	27,375
Newmont Mining Corp.	1,600	50,832
Nippon Steel & Sumitomo Metal Corp.	15,000	42,369
Rio Tinto Ltd.	1,150	59,209
Rio Tinto PLC	2,640	119,195
Silver Wheaton Corp.	1,300	34,360
Sumitomo Metal Mining Co., Ltd.	2,000	26,723
Teck Resources Ltd.-Class B	1,700	42,803
ThyssenKrupp AG (b)	1,900	39,936
Voestalpine AG	210	8,975
Yamana Gold, Inc.	2,700	30,863

		1,357,693

Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	1,620	19,505

		3,249,679

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	11,700	395,811
BCE, Inc.	1,200	49,205
Belgacom SA	530	12,688
Bezeq The Israeli Telecommunication Corp., Ltd.	693	1,130
BT Group PLC	17,670	88,995
CenturyLink, Inc.	2,300	76,176
Deutsche Telekom AG	5,530	70,797
Elisa Oyj	510	10,703
Hellenic Telecommunications Organization SA (b)	490	4,419
Koninklijke KPN NV (b)	15,370	44,893
Nippon Telegraph & Telephone Corp.	900	45,659
Orange SA	4,620	46,898
Portugal Telecom SGPS SA	1,230	4,643
Singapore Telecommunications Ltd.	16,000	44,180
TDC A/S	2,010	16,413
Telecom Corp. of New Zealand Ltd.	3,730	6,542
Telecom Italia SpA (ordinary shares)	28,930	20,149
Telefonica SA (b)	7,940	107,940
Telekom Austria AG	620	4,459
Telenor ASA	1,420	29,463
TeliaSonera AB	4,260	30,501
Telstra Corp., Ltd.	8,580	37,335
Verizon Communications, Inc.	5,700	270,066
Vivendi SA	2,290	46,452

		1,465,517

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (b)	1,100	76,362
KDDI Corp.	1,060	50,391
Millicom International Cellular SA	240	19,451
NTT DoCoMo, Inc.	30	47,959
Rogers Communications, Inc.-Class B	600	23,691
Softbank Corp.	2,000	124,772

Company	Shares	U.S. $ Value
Vodafone Group PLC	97,210	313,164

		655,790

		2,121,307

Utilities - 0.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	2,000	85,600
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,506
Chubu Electric Power Co., Inc.	1,800	22,391
Chugoku Electric Power Co., Inc. (The)	1,700	23,411
CLP Holdings Ltd.	3,500	28,006
Contact Energy Ltd.	910	3,724
Duke Energy Corp.	1,400	91,840
EDP-Energias de Portugal SA	3,760	13,288
Electricite de France SA	1,300	36,415
Enel SpA	12,970	42,765
Exelon Corp.	2,400	73,176
FirstEnergy Corp.	2,000	74,940
Fortis, Inc./Canada	800	23,051
Fortum Oyj	880	17,515
Iberdrola SA	11,780	62,429
Kansai Electric Power Co., Inc. (The) (b)	2,800	31,237
NextEra Energy, Inc.	1,200	96,432
Power Assets Holdings Ltd.	2,500	21,533
PPL Corp.	3,000	92,100
Southern Co. (The)	1,900	79,078
Tokyo Electric Power Co., Inc. (b)	3,200	16,106
Verbund AG	210	4,044

		952,587

Gas Utilities - 0.0%
Gas Natural SDG SA	1,650	32,307
Hong Kong & China Gas Co., Ltd.	11,000	25,486
Osaka Gas Co., Ltd.	5,000	20,139
Snam SpA	6,800	31,810
Tokyo Gas Co., Ltd.	5,000	25,876

		135,618

Independent Power Producers & Energy Traders - 0.0%
Electric Power Development Co., Ltd.	103	3,163
Enel Green Power SpA	8,490	17,912

		21,075

Multi-Utilities - 0.2%
AGL Energy Ltd.	2,170	30,305
Centrica PLC	15,970	95,582
Consolidated Edison, Inc.	1,500	84,345
Dominion Resources, Inc./VA	1,700	99,195
E.ON SE	3,580	56,651
GDF Suez	2,520	54,676
National Grid PLC	10,690	123,068
PG&E Corp.	2,100	86,856
Public Service Enterprise Group, Inc.	1,400	45,388

Company	Shares		U.S. $ Value
RWE AG		1,020	28,014

			704,080

			1,813,360

Total Common Stocks (cost $49,681,150)			56,515,413

INVESTMENT COMPANIES - 7.7%
Funds and Investment Trusts - 7.7%
Invesco Van Kampen Municipal		300,406	3,484,710
iShares FTSE A50 China Index ETF		12,023,800	14,590,842
iShares National AMT-Free Muni Bond ETF (c)		53,199	5,421,510
Market Vectors High Yield Municipal Index ETF (c)		185,462	5,246,720
Vanguard MSCI Emerging Markets ETF		147,021	5,545,632
WisdomTree Japan Hedged Equity Fund		15,952	700,133

Total Investment Companies (cost $36,771,265)			34,989,547

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 6.3%
Industrial - 2.8%
Basic - 0.2%
Dow Chemical Co. (The)
4.125%, 11/15/21	U.S.$	55	55,917
8.55%, 5/15/19		177	225,211
LyondellBasell Industries NV
5.75%, 4/15/24		400	443,611
Vale SA
5.625%, 9/11/42		415	346,550

			1,071,289

Capital Goods - 0.2%
Embraer SA
5.15%, 6/15/22		111	110,445
Owens Corning, Inc.
6.50%, 12/01/16		353	394,007
Republic Services, Inc.
5.25%, 11/15/21		218	236,881
5.50%, 9/15/19		153	172,084

			913,417

Communications - Media - 0.5%
CBS Corp.
3.375%, 3/01/22		111	104,600
5.75%, 4/15/20		96	106,381
8.875%, 5/15/19		174	221,093
Comcast Corp.
5.15%, 3/01/20		95	107,266
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		220	205,201
4.60%, 2/15/21		175	175,662
4.75%, 10/01/14		80	83,232

	Principal Amount (000)		U.S. $ Value
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (d)	U.S.$	365	354,050
News America, Inc.
6.15%, 3/01/37-2/15/41		276	301,162
Omnicom Group, Inc.
3.625%, 5/01/22		125	120,713
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		290	364,845
WPP Finance UK
8.00%, 9/15/14		323	345,568

			2,489,773

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.00%, 2/15/22		115	108,015
4.45%, 5/15/21		225	238,223
British Telecommunications PLC
2.00%, 6/22/15		330	335,584
5.95%, 1/15/18		115	131,192
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (d)		370	350,913
Telefonica Emisiones SAU
5.462%, 2/16/21		140	143,111

			1,307,038

Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (d)		323	341,474

Consumer Cyclical - Entertainment - 0.0%
Viacom, Inc.
5.625%, 9/15/19		80	90,056

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		145	149,229
Marriott International, Inc./DE
3.00%, 3/01/19		327	328,150

			477,379

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		69	72,458

Consumer Non - Cyclical - 0.2%
Actavis, Inc.
3.25%, 10/01/22		150	139,348
Ahold Finance USA LLC
6.875%, 5/01/29		325	388,428
Kroger Co. (The)
3.40%, 4/15/22		297	287,293
Tyson Foods, Inc.
4.50%, 6/15/22		187	192,346

			1,007,415

	Principal Amount (000)		U.S. $ Value
Energy - 0.6%
Encana Corp.
3.90%, 11/15/21	U.S.$	435	431,093
Marathon Petroleum Corp.
3.50%, 3/01/16		63	66,104
5.125%, 3/01/21		239	256,265
Nabors Industries, Inc.
9.25%, 1/15/19		302	371,611
Noble Energy, Inc.
8.25%, 3/01/19		355	441,000
Noble Holding International Ltd.
4.90%, 8/01/20		41	42,956
Phillips 66
4.30%, 4/01/22		208	210,239
Transocean, Inc.
2.50%, 10/15/17		184	182,309
Valero Energy Corp.
6.125%, 2/01/20		207	237,048
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		55	57,054
9.625%, 3/01/19		280	352,248

			2,647,927

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		81	86,671
Hewlett-Packard Co.
4.65%, 12/09/21		167	163,634
Intel Corp.
4.80%, 10/01/41		105	103,012
Motorola Solutions, Inc.
7.50%, 5/15/25		90	107,966
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		405	396,924

			858,207

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		357	372,067

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42		350	336,451

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (d)		440	448,792
Ryder System, Inc.
5.85%, 11/01/16		164	181,953
7.20%, 9/01/15		147	163,470

			794,215

			12,779,166

Financial Institutions - 2.5%
Banking - 1.5%
Bank of America Corp.
5.625%, 7/01/20		170	187,096

	Principal Amount (000)		U.S. $ Value
5.70%, 1/24/22	U.S.$	425	469,045
5.875%, 2/07/42		365	405,721
Barclays Bank PLC
5.125%, 1/08/20		260	286,017
Citigroup, Inc.
5.375%, 8/09/20		192	212,862
Countrywide Financial Corp.
6.25%, 5/15/16		143	155,235
DNB Bank ASA
3.20%, 4/03/17 (d)		365	379,173
Fifth Third Bancorp
3.50%, 3/15/22		141	137,649
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		145	159,246
Series D
6.00%, 6/15/20		365	409,569
Series G
7.50%, 2/15/19		400	477,202
HSBC Holdings PLC
4.00%, 3/30/22		385	388,357
5.10%, 4/05/21		223	243,795
ING Bank NV
2.00%, 9/25/15 (d)		415	419,961
JPMorgan Chase & Co.
4.50%, 1/24/22		200	207,503
Macquarie Bank Ltd.
5.00%, 2/22/17 (d)		73	78,782
Macquarie Group Ltd.
4.875%, 8/10/17 (d)		147	156,649
Morgan Stanley
Series G
5.50%, 7/24/20-7/28/21		368	400,945
6.625%, 4/01/18		390	446,965
Nationwide Building Society
6.25%, 2/25/20 (d)		425	472,834
PNC Funding Corp.
5.125%, 2/08/20		190	210,513
Societe Generale SA
2.50%, 1/15/14 (d)		140	140,742
UBS AG/Stamford CT
7.625%, 8/17/22		330	362,174
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (d)		235	244,400
Vesey Street Investment Trust I
4.404%, 9/01/16		101	107,536

			7,159,971

Finance - 0.0%
General Electric Capital Corp.
4.65%, 10/17/21		146	153,871

Insurance - 0.8%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		165	190,506
American International Group, Inc.
4.875%, 6/01/22		75	80,028
6.40%, 12/15/20		340	396,919

	Principal Amount (000)		U.S. $ Value
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	130	147,275
6.30%, 8/15/14		260	273,240
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (d)		247	312,550
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		120	125,125
5.50%, 3/30/20		207	231,244
Humana, Inc.
7.20%, 6/15/18		355	421,276
Lincoln National Corp.
8.75%, 7/01/19		172	221,088
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (d)		130	188,713
MetLife Capital Trust IV
7.875%, 12/15/37 (d)		260	295,100
MetLife, Inc.
7.717%, 2/15/19		158	197,360
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (d)		493	493,000
WellPoint, Inc.
3.30%, 1/15/23		148	139,207
XL Group PLC
5.25%, 9/15/14		68	71,024

			3,783,655

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		272	285,382

REITS - 0.1%
Healthcare Realty Trust, Inc.
5.75%, 1/15/21		230	248,293

			11,631,172

Utility - 1.0%
Electric - 0.3%
CMS Energy Corp.
5.05%, 3/15/22		119	127,960
Constellation Energy Group, Inc.
5.15%, 12/01/20		69	74,620
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		300	341,591
Pacific Gas & Electric Co.
4.50%, 12/15/41		140	130,356
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (d)		385	388,973
TECO Finance, Inc.
4.00%, 3/15/16		135	143,041
5.15%, 3/15/20		160	173,835

			1,380,376

Natural Gas - 0.7%
DCP Midstream LLC
5.35%, 3/15/20 (d)		181	192,571

	Principal Amount (000)		U.S. $ Value
Energy Transfer Partners LP
6.70%, 7/01/18	U.S.$	370	431,243
Enterprise Products Operating LLC
5.20%, 9/01/20		63	70,129
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		362	353,713
4.15%, 3/01/22		116	115,269
Nisource Finance Corp.
6.80%, 1/15/19		355	416,005
ONEOK, Inc.
4.25%, 2/01/22		360	335,791
Talent Yield Investments Ltd.
4.50%, 4/25/22 (d)		370	363,511
TransCanada PipeLines Ltd.
6.35%, 5/15/67		405	421,200
Williams Partners LP
5.25%, 3/15/20		293	313,350

			3,012,782

			4,393,158

Total Corporates - Investment Grades (cost $27,180,100)			28,803,496

MORTGAGE PASS-THROUGHS - 1.5%
Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
3.00%, 9/01/43, TBA		3,710	3,557,687
3.50%, 9/01/43, TBA		3,100	3,099,031

Total Mortgage Pass-Throughs (cost $6,696,420)			6,656,718

AGENCIES - 1.2%
Agency Debentures - 1.2%
Federal National Mortgage Association
6.25%, 5/15/29		2,651	3,400,377
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		2,367	1,998,179

Total Agencies (cost $4,833,963)			5,398,556

	Shares
PREFERRED STOCKS - 0.9%
Financials - 0.9%
Real Estate Investment Trusts (REITs) - 0.9%
Hersha Hospitality Trust
6.875% (c)		60,000	1,373,400
Pebblebrook Hotel Trust
6.50%		65,950	1,437,710
Sabra Health Care REIT, Inc.
7.125% (c)		53,175	1,294,280

Total Preferred Stocks (cost $4,478,125)			4,105,390

Company	Notional Amount (000)		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.4%
Options on Forward Contracts - 0.4%
BRL/USD
Expiration: Jul 2014, Exercise Price: $ 2.76		47,843,000	1,571,690

	Contracts
Options on Funds and Investment Trusts - 0.0%
IShares MSCI Emergiing Markets
Expiration: Nov 2014, Exercise Price: $ 40.00 (b)(e)		1,250	105,000

Total Options Purchased - Calls (cost $1,473,926)			1,676,690

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.2%
Industrial - 0.1%
Capital Goods - 0.1%
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	220	217,800
Ball Corp.
5.00%, 3/15/22		220	216,150

			433,950

Consumer Cyclical - Other - 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.
5.375%, 3/15/22		220	217,250

Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22		108	109,620

			760,820

Financial Institutions - 0.1%
Finance - 0.0%
SLM Corp.
7.25%, 1/25/22		110	112,475

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (d)		192	208,976

			321,451

Total Corporates - Non-Investment Grades (cost $1,077,897)			1,082,271

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Kazakhstan - 0.1%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (d)	U.S.$	301	330,724

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (d)		435	471,652

Total Quasi-Sovereigns (cost $734,262)			802,376

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.2%
Options on Forward Contracts - 0.0%
MXN/EUR Expiration: Oct 2013, Exercise Price: MXN 16.64		18,350,000	37,737

	Contracts
Options on Funds and Investment Trusts - 0.2%
SPDR S&P 500 ETF Trust
Expiration: Oct 2013, Exercise Price: $ 165.00 (b)(e)		1,388	644,032

Total Options Purchased - Puts (premiums paid $840,692)			681,769

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Basic - 0.0%
AngloGold Ashanti Holdings PLC 6.75%, 1/29/18 (b) (cost $103,908)	U.S.$	104	91,945

	Shares
RIGHTS - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Fiat Industrial, expiring 9/10/13 (b)		3,460	2

Financials - 0.0%
Real Estate Management & Development - 0.0%
New Hotel, expiring 12/31/13 (b)		175	0

Total Rights (cost $0)			2

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 13.4%
Investment Companies - 13.4%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.08% (f)+ (Cost $61,018,966)	61,018,966	61,018,966

Total Investments Before Security Lending Collateral for Securities Loaned - 95.3% (cost $441,643,648)		432,848,324

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (f) (Cost $549,850)	549,850	549,850

Total Investments - 95.4% (cost $442,193,498) (g)		433,398,174
Other assets less liabilities - 4.6% (h)		20,867,540

Net Assets - 100.0%		$454,265,714

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10Yr JGB Mini SGX Futures	173	September 2013	$25,126,301	$25,430,657	$304,356
CBOE VIX Futures	396	October 2013	6,720,395	7,187,400	467,005
Euro OAT Futures	39	December 2013	6,736,978	6,734,784	(2,194)
Euro STOXX 50 Index Futures	191	September 2013	6,802,193	6,883,906	81,713
German Euro Bobl Futures	214	December 2013	34,879,342	34,884,633	5,291
MSCI EAFE Mini Index Futures	301	September 2013	25,023,311	25,460,085	436,774
MSCI Emerging Market Mini Futures	400	September 2013	18,683,762	18,346,000	(337,762)
S&P 500 E Mini Index Futures	270	September 2013	22,307,782	22,022,550	(285,232)
S&P TSX 60 Index Futures	22	September 2013	2,911,734	3,034,425	122,691
TOPIX Index Futures	41	September 2013	5,084,762	4,603,809	(480,953)
U.S. T-Note 5 Yr Futures	100	December 2013	11,948,700	11,967,969	19,269
Sold Contracts
10Yr Canada Govt Bond Futures	227	December 2013	27,589,661	27,758,094	(168,433)
10Yr JGB Mini SGX Futures	19	September 2013	2,761,801	2,792,962	(31,161)
CBOE VIX Futures	396	September 2013	6,403,197	6,930,000	(526,803)
Euro OAT Futures	93	December 2013	16,075,293	16,059,871	15,422
German Euro Bund Futures	89	December 2013	16,307,486	16,311,315	(3,829)

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2013	Unrealized Appreciation/ (Depreciation)
Italian Govt Euro BTP Bond Futures	29	December 2013	$4,265,355	$4,226,795	$38,560
U.S. T-Bond 30 Yr Futures	65	December 2013	8,475,314	8,573,906	(98,592)
U.S. T-Note 10 Yr (CBT) Futures	221	December 2013	27,378,596	27,466,156	(87,560)

					$(531,438)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	390	AUD	426	9/13/13	$(11,399)
Barclays Bank PLC Wholesale	INR	227,244	USD	3,795	9/17/13	387,897
Barclays Bank PLC Wholesale	SGD	1,250	USD	999	9/17/13	19,493
Barclays Bank PLC Wholesale	USD	639	CAD	666	9/17/13	(7,209)
Barclays Bank PLC Wholesale	USD	642	GBP	427	9/17/13	19,205
Barclays Bank PLC Wholesale	USD	1,841	INR	110,005	9/17/13	(191,636)
Barclays Bank PLC Wholesale	USD	159	NZD	198	9/20/13	(5,851)
BNP Paribas SA	NOK	939	USD	157	9/05/13	3,541
BNP Paribas SA	USD	22,708	SEK	148,357	9/05/13	(323,244)
BNP Paribas SA	AUD	23,494	USD	21,698	9/13/13	799,864
BNP Paribas SA	USD	4,900	EUR	3,700	9/17/13	(9,904)
BNP Paribas SA	ZAR	8,616	USD	834	9/17/13	(2,244)
Brown Brothers Harriman & Co.	SGD	1,473	USD	1,155	9/17/13	524
Citibank, NA	INR	71,660	USD	1,098	9/17/13	23,917
Citibank, NA	USD	4,504	EUR	3,354	9/17/13	(70,876)
Citibank, NA	USD	23,922	BRL	58,428	7/14/14	(1,048,488)
Credit Suisse International	BRL	6,228	USD	2,707	9/04/13	96,368
Credit Suisse International	USD	2,625	BRL	6,228	9/04/13	(14,798)
Credit Suisse International	NOK	138,788	USD	22,363	9/05/13	(314,696)
Credit Suisse International	AUD	463	USD	413	9/13/13	1,497
Credit Suisse International	INR	139,785	USD	2,272	9/17/13	176,204
Credit Suisse International	MXN	48,923	USD	3,805	9/17/13	147,251
Credit Suisse International	SGD	2,848	USD	2,238	9/17/13	5,765
Credit Suisse International	USD	655	AUD	710	9/17/13	(23,530)
Credit Suisse International	USD	728	CAD	764	9/17/13	(2,694)
Credit Suisse International	USD	8,930	EUR	6,729	9/17/13	(36,362)
Credit Suisse International	USD	787	GBP	514	9/17/13	9,727
Credit Suisse International	USD	834	JPY	81,445	9/17/13	(4,746)
Credit Suisse International	ZAR	20,740	USD	2,073	9/17/13	59,892
Deutsche Bank AG London	AUD	2,664	USD	2,574	9/17/13	205,181
Deutsche Bank AG London	CAD	2,674	USD	2,587	9/17/13	49,596
Deutsche Bank AG London	CHF	2,507	USD	2,590	9/17/13	(104,577)
Deutsche Bank AG London	EUR	7,521	USD	9,993	9/17/13	52,881
Deutsche Bank AG London	GBP	1,716	USD	2,591	9/17/13	(68,423)
Deutsche Bank AG London	JPY	262,234	USD	2,576	9/17/13	(95,462)
Deutsche Bank AG London	USD	579	AUD	635	9/17/13	(14,273)
Deutsche Bank AG London	USD	1,772	CAD	1,872	9/17/13	4,921
Deutsche Bank AG London	USD	584	CHF	553	9/17/13	10,611
Deutsche Bank AG London	USD	7,973	EUR	5,955	9/17/13	(102,367)
Deutsche Bank AG London	USD	581	GBP	383	9/17/13	12,363
Deutsche Bank AG London	USD	570	JPY	57,223	9/17/13	12,582
Goldman Sachs Capital Markets LP	BRL	19,065	USD	8,192	9/04/13	201,837

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	USD	8,320	BRL	19,065	9/04/13	$(329,720)
Goldman Sachs Capital Markets LP	JPY	2,935,916	USD	29,451	9/06/13	(451,391)
Goldman Sachs Capital Markets LP	MXN	40,105	USD	3,101	9/17/13	103,273
Goldman Sachs Capital Markets LP	USD	613	AUD	647	9/17/13	(37,166)
Goldman Sachs Capital Markets LP	USD	614	CAD	627	9/17/13	(18,656)
Goldman Sachs Capital Markets LP	USD	1,256	CHF	1,192	9/17/13	25,211
Goldman Sachs Capital Markets LP	USD	1,254	EUR	957	9/17/13	11,063
Goldman Sachs Capital Markets LP	USD	615	GBP	392	9/17/13	(7,435)
Goldman Sachs Capital Markets LP	USD	614	JPY	58,250	9/17/13	(20,864)
Goldman Sachs Capital Markets LP	TRY	26,019	USD	12,720	10/10/13	47,081
JPMorgan Chase Bank NA	CAD	1,150	USD	1,128	9/17/13	36,570
JPMorgan Chase Bank NA	MXN	24,685	USD	1,896	9/17/13	50,997
JPMorgan Chase Bank NA	USD	578	CAD	600	9/17/13	(8,328)
Royal Bank of Canada	CAD	21,073	USD	20,190	9/06/13	184,541
Royal Bank of Canada	CAD	447	USD	433	9/17/13	8,449
Royal Bank of Canada	USD	3,661	CAD	3,736	9/17/13	(114,977)
Royal Bank of Scotland PLC	BRL	5,833	USD	2,605	9/04/13	160,423
Royal Bank of Scotland PLC	USD	2,459	BRL	5,833	9/04/13	(13,859)
Royal Bank of Scotland PLC	SEK	217,144	USD	31,893	9/05/13	(871,253)
Royal Bank of Scotland PLC	USD	155	AUD	168	9/13/13	(5,593)
Royal Bank of Scotland PLC	CLP	2,373,855	USD	4,617	9/17/13	(24,917)
Royal Bank of Scotland PLC	EUR	11,524	USD	15,064	9/17/13	(167,228)
Royal Bank of Scotland PLC	MXN	43,687	USD	3,308	9/17/13	42,509
Royal Bank of Scotland PLC	USD	643	AUD	672	9/17/13	(45,115)
Royal Bank of Scotland PLC	USD	809	CHF	762	9/17/13	10,326
Royal Bank of Scotland PLC	USD	2,398	CLP	1,215,637	9/17/13	(21,232)
Royal Bank of Scotland PLC	USD	3,001	EUR	2,254	9/17/13	(21,714)
Royal Bank of Scotland PLC	USD	640	JPY	65,316	9/17/13	25,242
Royal Bank of Scotland PLC	USD	6,608	MXN	86,124	9/17/13	(169,435)
Royal Bank of Scotland PLC	USD	4,944	TRY	9,408	9/17/13	(341,805)
Royal Bank of Scotland PLC	USD	2,445	ZAR	24,423	9/17/13	(74,244)
Royal Bank of Scotland PLC	ZAR	5,047	USD	503	9/17/13	13,378
Royal Bank of Scotland PLC	JPY	2,783,166	USD	27,910	9/20/13	(438,477)
Royal Bank of Scotland PLC	NZD	27,433	USD	21,658	9/20/13	480,856
Royal Bank of Scotland PLC	USD	318	NZD	401	9/20/13	(8,202)
Standard Chartered Bank	BRL	13,748	USD	5,804	9/04/13	42,197
Standard Chartered Bank	USD	6,187	BRL	13,748	9/04/13	(425,435)
Standard Chartered Bank	INR	68,392	USD	1,068	9/17/13	42,465
Standard Chartered Bank	SGD	5,165	USD	4,091	9/17/13	41,651
Standard Chartered Bank	USD	2,475	CLP	1,254,292	9/17/13	(22,212)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	3,699	INR	212,566	9/17/13	$(512,087)
Standard Chartered Bank	USD	6,199	MXN	79,805	9/17/13	(233,404)
Standard Chartered Bank	USD	7,486	SGD	9,403	9/17/13	(114,607)
Standard Chartered Bank	USD	1,218	ZAR	12,330	9/17/13	(20,734)
Standard Chartered Bank	ZAR	12,330	USD	1,223	9/17/13	25,854
Standard Chartered Bank	USD	1,275	BRL	3,044	11/04/13	(16,792)
State Street Bank & Trust Co.	USD	980	BRL	2,139	9/04/13	(83,436)
State Street Bank & Trust Co.	NOK	1,162	USD	191	9/05/13	1,262
State Street Bank & Trust Co.	SEK	1,516	USD	226	9/05/13	(2,258)
State Street Bank & Trust Co.	USD	935	NOK	5,603	9/05/13	(20,002)
State Street Bank & Trust Co.	USD	157	SEK	1,024	9/05/13	(2,485)
State Street Bank & Trust Co.	CAD	2,152	USD	2,089	9/06/13	45,587
State Street Bank & Trust Co.	USD	42,078	JPY	4,085,578	9/06/13	(466,156)
State Street Bank & Trust Co.	AUD	119	USD	106	9/13/13	471
State Street Bank & Trust Co.	USD	287	AUD	320	9/13/13	(2,731)
State Street Bank & Trust Co.	EUR	7,731	USD	10,122	9/17/13	(95,944)
State Street Bank & Trust Co.	JPY	24,000	USD	241	9/17/13	(3,208)
State Street Bank & Trust Co.	TRY	17,773	USD	9,182	9/17/13	487,470
State Street Bank & Trust Co.	USD	850	CAD	893	9/17/13	(2,520)
State Street Bank & Trust Co.	USD	491	CLP	250,553	9/17/13	(854)
State Street Bank & Trust Co.	USD	588	EUR	452	9/17/13	9,373
State Street Bank & Trust Co.	USD	3,069	INR	184,510	9/17/13	(302,436)
State Street Bank & Trust Co.	USD	1,227	MXN	15,959	9/17/13	(33,696)
State Street Bank & Trust Co.	USD	2,180	SGD	2,756	9/17/13	(19,871)
State Street Bank & Trust Co.	USD	5,761	TRY	11,110	9/17/13	(325,836)
State Street Bank & Trust Co.	USD	1,663	ZAR	16,812	9/17/13	(31,223)
State Street Bank & Trust Co.	EUR	41,689	USD	55,265	9/19/13	164,245
State Street Bank & Trust Co.	NZD	443	USD	349	9/20/13	6,646
State Street Bank & Trust Co.	USD	364	NZD	451	9/20/13	(16,140)
UBS AG	JPY	370,000	USD	3,828	9/06/13	59,432
UBS AG	CAD	1,734	USD	1,663	9/17/13	16,889

						$(3,953,879)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (e)	3,495	$155.00	October 2013	$447,220	$(529,493)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets (e)	1,250	$33.00	November 2013	$51,201	$(60,000)

				$498,421	$(589,493)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts	Premiums Received	Market Value
BRL/USD (i)	Sell	2.24	7/10/14	47,843	873,996	$(472,402)
MXN/EUR (i)	Sell	15.99	10/04/13	18,350	117,957	(2,959)
MXN/EUR (i)	Sell	18.24	10/04/13	18,350	252,151	(236,823)

						$(712,184)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC (CME)	GBP	12,380	6/14/18	6 Month LIBOR	1.285%	$(313,471)
Morgan Stanley & Co. LLC (CME)	CAD	8,750	6/14/18	3 Month CDOR	1.938%	(87,880)
Morgan Stanley & Co. LLC (CME)		5,000	6/14/18	1.938%	3 Month CDOR	(26,674)
Morgan Stanley & Co. LLC (CME)	GBP	3,440	6/14/18	1.285%	6 Month LIBOR	(31,181)
Morgan Stanley & Co. LLC (CME)	CAD	2,080	6/14/18	1.938%	3 Month CDOR	(12,695)
Morgan Stanley & Co. LLC (CME)		11,220	7/03/18	3 Month CDOR	2.210%	(14,928)
Morgan Stanley & Co. LLC (CME)	GBP	6,920	7/03/18	6 Month LIBOR	1.550%	(50,144)
Morgan Stanley & Co. LLC (CME)	AUD	7,440	7/04/18	6 Month BBSW	3.593%	40,335
Morgan Stanley & Co. LLC (CME)		4,860	7/04/18	3.593%	6 Month BBSW	(6,939)
Morgan Stanley & Co. LLC (CME)	SEK	10,140	7/05/18	2.168%	3 Month STIBOR	(2,610)
Morgan Stanley & Co. LLC (CME)		10,140	7/05/18	3 Month STIBOR	2.168%	(9,771)
Morgan Stanley & Co. LLC (CME)	GBP	8,710	7/10/18	6 Month LIBOR	1.496%	(104,242)
Morgan Stanley & Co. LLC (CME)	CAD	5,140	7/10/18	3 Month CDOR	2.246%	(256)

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC (CME)	NOK	21,760	7/12/18	2.595%	6 Month NIBOR	$(4,370)
Morgan Stanley & Co. LLC (CME)		21,760	7/12/18	6 Month NIBOR	2.595%	(25,484)
Morgan Stanley & Co. LLC (CME)	GBP	5,400	7/16/18	6 Month LIBOR	1.363%	(122,628)
Morgan Stanley & Co. LLC (CME)	AUD	9,890	7/17/18	6 Month BBSW	3.620%	18,549
Morgan Stanley & Co. LLC (CME)	SEK	45,190	7/18/18	3 Month STIBOR	2.018%	(95,116)
Morgan Stanley & Co. LLC (CME)	NOK	45,010	7/18/18	6 Month NIBOR	2.596%	(55,145)
Morgan Stanley & Co. LLC (CME)	SEK	14,660	7/18/18	2.018%	3 Month STIBOR	(7,668)
Morgan Stanley & Co. LLC (CME)	NOK	4,040	7/18/18	2.596%	6 Month NIBOR	(7,418)
Morgan Stanley & Co. LLC (CME)	SEK	229,170	8/13/18	3 Month STIBOR	2.110%	(376,572)
Morgan Stanley & Co. LLC (LCH, Clearnet)	NZD	3,620	7/05/18	3.980%	3 Month BKBM	(5,396)
Morgan Stanley & Co. LLC (LCH, Clearnet)		3,620	7/05/18	3 Month BKBM	3.980%	(34,623)
Morgan Stanley & Co. LLC (LCH, Clearnet)		3,680	7/12/18	3 Month BKBM	4.060%	(26,633)
Morgan Stanley & Co. LLC (LCH, Clearnet)		1,060	7/12/18	4.06%	3 Month BKBM	(5,106)
Morgan Stanley & Co. LLC (LCH, Clearnet)		11,120	7/18/18	3 Month BKBM	3.986%	(112,058)

						$(1,480,124)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Agent & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC (INTRCONX):
CDX-NAIGS Series 20 5 Year Index, 6/20/18*	1.00%	0.84%		$240	$2,261	$2,980	$(719)
iTraxx-Europe Series 19 5 Year Index, 6/20/18*	1.00	1.07	EUR	380	(591)	(4,227)	3,636

					$1,670	$(1,247)	$2,917

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	39,000	1/2/14	1 Day CDI	8.820%	$(5,149)
Citibank, NA	ZAR	1,855,220	5/7/14	3 Month JIBAR	5.570%	(93,249)
Citibank, NA	BRL	21,000	1/2/15	1 Day CDI	9.560%	(82,733)
Goldman Sachs International		78,044	1/2/14	1 Day CDI	9.010%	567,381
Goldman Sachs International		70,000	7/1/14	9.935%	1 Day CDI	16,239
Morgan Stanley Capital Services LLC	MXN	545,990	8/6/14	4 Week TIIE	4.325%	(11,282)
Morgan Stanley Capital Services LLC	BRL	12,000	1/2/15	1 Day CDI	10.340%	(4,950)
Morgan Stanley Capital Services LLC		12,000	1/2/15	1 Day CDI	10.330%	(5,509)
Morgan Stanley Capital Services LLC		13,000	1/2/15	1 Day CDI	10.015%	(23,808)
Morgan Stanley Capital Services LLC		82,316	1/2/15	1 Day CDI	9.690%	(264,529)

						$92,411

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2013		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
CDX-EMS Series 19 5 Year Index, 06/20/18*	5.00%	3.45%			$3,410	$253,761	$297,077	$(43,316)
CMBX, 6/27/2013, 5/11/2063*	3.00	– 0	–		2,360	(258,645)	(229,123)	(29,522)
Barclays Bank PLC:
iTraxx-EUROPE Series 18 5 Year Index, 12/20/17*	1.00	0.97		EUR	750	3,261	(6,670)	9,931
Citibank, NA:
CDX-EMS Series 19 5 Year Index, 06/20/18*	5.00	3.45			$650	48,371	55,532	(7,161)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2013		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX, 7/02/2013, 5/11/2036*	3.00%	– 0	–%	$4,725	$(517,838)	$(471,722)	$(46,116)
CDX-EMS Series 19 5 Year Index, 06/20/18*	5.00	3.45		320	23,813	25,118	(1,305)
Deutsche Bank AG:
CDX-EMS Series 19 5 Year Index, 06/20/18*	5.00	3.45		1,100	81,858	76,108	5,750
Morgan Stanley & Co. LLC:
CDX-NAIGS Series 20 5 Year Index, 06/20/18*	1.00	0.84		380	3,571	3,259	312

					$(361,848)	$(250,421)	$(111,427)

*	Termination date

+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,711,744.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate market value of these securities amounted to $6,633,540 or 1.5% of net assets.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,839,589 and gross unrealized depreciation of investments was $(20,634,913), resulting in net unrealized depreciation of $(8,795,324).
(h)	An amount of U.S. $8,857,902 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2013.
(i)	One contract relates to 1 share.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

AMT	-	Alternative Minimum Tax (subject to)
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDI	-	Cetip Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
JIBAR	-	Johannesburg Interbank Agreed Rate
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Country Breakdown*

33.8%	United States
8.1%	Germany
7.6%	Canada
5.8%	France
5.4%	Australia
5.2%	Norway
5.1%	Japan
4.7%	New Zealand
2.9%	Turkey
1.8%	United Kingdom
1.6%	Italy
1.6%	Sweden
0.6%	Switzerland
1.7%	Other
14.1%	Short-Term

100.0%

*	All data are as of August 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments (Excluding Security Lending Collateral) and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Austria, Belgium, Brazil, China, Colombia, Denmark, Finland, Greece, Hong Kong, Ireland, Israel, Kazakhstan, Macau, Malaysia, Portugal, Singapore, South Africa and Spain.

AllianceBernstein Global Risk Allocation Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$168,468,154		$	– 0	–	$168,468,154
Governments - Treasuries		– 0	–	62,557,031			– 0	–	62,557,031
Common Stocks:
Financials		5,824,985		5,739,699			– 0	–	11,564,684
Consumer Discretionary		4,131,549		2,818,328			– 0	–	6,949,877
Information Technology		5,648,781		1,013,232			– 0	–	6,662,013
Health Care		4,085,925		2,283,961			– 0	–	6,369,886
Industrials		3,366,240		2,967,650			– 0	–	6,333,890
Consumer Staples		3,206,227		2,618,305			– 0	–	5,824,532
Energy		3,885,825		1,740,360			– 0	–	5,626,185
Materials		1,328,526		1,921,153			– 0	–	3,249,679
Telecommunication Services		953,747		1,167,560			– 0	–	2,121,307
Utilities		932,001		881,359			– 0	–	1,813,360
Investment Companies		34,989,547		– 0	–		– 0	–	34,989,547
Corporates - Investment Grades		– 0	–	28,803,496			– 0	–	28,803,496
Mortgage Pass-Throughs		– 0	–	6,656,718			– 0	–	6,656,718
Agencies		– 0	–	5,398,556			– 0	–	5,398,556
Preferred Stocks		4,105,390		– 0	–		– 0	–	4,105,390
Options Purchased - Calls		– 0	–	1,676,690			– 0	–	1,676,690
Corporates - Non-Investment Grades		– 0	–	1,082,271			– 0	–	1,082,271
Quasi-Sovereigns		– 0	–	802,376			– 0	–	802,376
Options Purchased - Puts		– 0	–	681,769			– 0	–	681,769
Emerging Markets - Corporate Bonds		– 0	–	91,945			– 0	–	91,945
Rights		– 0	–	– 0	–		2	^	2
Short-Term Investments		61,018,966		– 0	–		– 0	–	61,018,966
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		549,850		– 0	–		– 0	–	549,850

Total Investments in Securities		134,027,559		299,370,613			2		433,398,174
Other Financial Instruments* :
Assets:
Futures		1,409,368		81,713			– 0	–	1,491,081
Forward Currency Exchange Contracts		– 0	–	4,577,397			– 0	–	4,577,397
Centrally Cleared Interest Rate Swaps		– 0	–	58,884			– 0	–	58,884
Centrally Cleared Credit Default Swaps		– 0	–	3,636			– 0	–	3,636
Interest Rate Swaps		– 0	–	– 0	–		583,620		583,620
Credit Default Swaps		– 0	–	15,993			– 0	–	15,993
Liabilities:
Futures		(1,541,566)		(480,953)			– 0	–	(2,022,519)
Forward Currency Exchange Contracts		– 0	–	(8,531,276)			– 0	–	(8,531,276)
Put Options Written		– 0	–	(589,493)			– 0	–	(589,493)
Currency Options Written		– 0	–	(712,184)			– 0	–	(712,184)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,539,008)			– 0	–	(1,539,008)
Centrally Cleared Credit Default Swaps		– 0	–	(719)			– 0	–	(719)
Interest Rate Swaps		– 0	–	(11,282)			(479,927)		(491,209)
Credit Default Swaps		– 0	–	(51,782)			(75,638)		(127,420)

Total+		$133,895,361		$292,191,539			$28,057		$426,114,957

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities			Preferred Stocks			Rights^
Balance as of 11/30/12		$1,196			$1,041		$ – 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		(493,089)			5		– 0	–
Change in unrealized appreciation/depreciation		493,178			(5)		2
Purchases		– 0	–		– 0	–	– 0	–
Sales		(1,285)			(1,041)		– 0	–
Settlements		– 0	–		– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 8/31/13	$	– 0	–	$	– 0	–	$2

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/13	$	– 0	–	$	– 0	–	$2

	Interest Rate Swaps			Credit Default Swaps			Total
Balance as of 11/30/12	$	– 0	–	$	– 0	–	$2,237
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		38,787		(454,297)
Change in unrealized appreciation/depreciation		103,693			(75,638)		521,230
Purchases		– 0	–		– 0	–	– 0	–
Sales		– 0	–		– 0	–	(2,326)
Settlements		– 0	–		(38,787)		(38,787)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 8/31/13		$103,693			$(75,638)		$28,057

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/13		$103,693			$(75,638)		$28,057

^	The Fund held securities with zero market value at period end.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 22, 2013